Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
7.
Revenue

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Services transferred at a point in time:
Flights	$72,853	$59,100	$223,357	$230,146
Aircraft Management Services	551	—	551	—
Services transferred over time:
Memberships	852	1,222	3,658	4,138
MRO	1,521	1,215	5,255	3,032
Fractional ownership purchase price	1,146	490	3,087	2,081
	$76,923	$62,027	$235,908	$239,397

Transaction Price

The transaction prices for each of the primary revenue streams are as follows:

•
Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•
Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee
•
MRO – Time and materials incurred for services performed
•
Fractional Ownership – The portion of fractional interest purchase price allocated to revenue, and flight related charges based on trips flown
•
Aircraft Management Services – Fixed monthly management fees charged to third-party aircraft owners

The following tables provide a rollforward of deferred revenue for the nine months ended September 30, 2024:

Amount
Balance as of December 31, 2023	$93,940
Revenue recognized	208,063
Revenue deferred	(201,787)
Balance as of September 30, 2024	$100,216

6.
Revenue

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508
	$315,362	$320,042

Transaction Price

The transaction prices for each of the primary revenue streams are as follows:

•
Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•
Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee
•
MRO – Time and materials incurred for services performed
•
Fractional Ownership – The portion of fractional interest purchase price (less credits issued) allocated to revenue, and flight related charges based on trips flown

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162
Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	$93,940

The increase in deferred revenue at December 31, 2023 compared to December 31, 2022 is due to increased customer billings for services relating to timing of satisfaction of the Company’s performance obligations.